Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000164187 | NVIDIA8900177
Holdings [Line Items]
Percent of Total Investments	5.60%
C000164187 | Invesco DB Precious Metals Fund8899586
Holdings [Line Items]
Percent of Total Investments	5.10%
C000164187 | Microsoft8900114
Holdings [Line Items]
Percent of Total Investments	4.00%
C000164187 | Apple8899470
Holdings [Line Items]
Percent of Total Investments	3.10%
C000164187 | U.S. Treasury Bill8901235
Holdings [Line Items]
Percent of Total Investments	3.00%
C000164187 | Alphabet8899424
Holdings [Line Items]
Percent of Total Investments	2.30%
C000164187 | Amazon.com8899433
Holdings [Line Items]
Percent of Total Investments	1.80%
C000164187 | JPMorgan Chase8900027
Holdings [Line Items]
Percent of Total Investments	1.30%
C000164187 | Bank of America8899507
Holdings [Line Items]
Percent of Total Investments	1.30%
C000164187 | Palo Alto Networks8900211
Holdings [Line Items]
Percent of Total Investments	1.20%
C000164187 | Country_U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164187 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000164187 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000164187 | France
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000164187 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000164187 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000164187 | China
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000164187 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000164187 | India
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000164187 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000164187 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000164187 | United States
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000164186 | NVIDIA8900177
Holdings [Line Items]
Percent of Total Investments	5.60%
C000164186 | Invesco DB Precious Metals Fund8899586
Holdings [Line Items]
Percent of Total Investments	5.10%
C000164186 | Microsoft8900114
Holdings [Line Items]
Percent of Total Investments	4.00%
C000164186 | Apple8899470
Holdings [Line Items]
Percent of Total Investments	3.10%
C000164186 | U.S. Treasury Bill8901235
Holdings [Line Items]
Percent of Total Investments	3.00%
C000164186 | Alphabet8899424
Holdings [Line Items]
Percent of Total Investments	2.30%
C000164186 | Amazon.com8899433
Holdings [Line Items]
Percent of Total Investments	1.80%
C000164186 | JPMorgan Chase8900027
Holdings [Line Items]
Percent of Total Investments	1.30%
C000164186 | Bank of America8899507
Holdings [Line Items]
Percent of Total Investments	1.30%
C000164186 | Palo Alto Networks8900211
Holdings [Line Items]
Percent of Total Investments	1.20%
C000164186 | Country_U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164186 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000164186 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000164186 | France
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000164186 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000164186 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000164186 | China
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000164186 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000164186 | India
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000164186 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000164186 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000164186 | United States
Holdings [Line Items]
Percent of Net Asset Value	48.70%